UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: December 31

Date of Reporting Period: Quarter ended March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB MANAGED ALLOCATION FUND-MODERATE GROWTH II

PORTFOLIO OF INVESTMENTS

March 31, 2011 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS—100.1% (1)
EQUITY FUNDS—65.8%
MTB International Equity Fund, Institutional I Shares	561,402	$5,282,796
MTB Large Cap Growth Fund, Institutional I Shares	436,991	4,050,903
MTB Large Cap Value Fund, Institutional I Shares	424,350	4,761,214
MTB Mid Cap Growth Fund, Institutional I Shares	78,403	1,267,781
MTB Small Cap Growth Fund, Institutional I Shares	42,389	775,294

TOTAL EQUITY FUNDS		$16,137,988

FIXED INCOME FUNDS—32.1%
MTB Income Fund, Institutional I Shares	216,932	2,145,461
MTB Intermediate-Term Bond Fund, Institutional I Shares	201,553	2,146,536
MTB Short Duration Government Bond Fund, Institutional I Shares	24,273	238,842
MTB Short-Term Corporate Bond Fund, Institutional I Shares	326,946	3,351,195

TOTAL FIXED INCOME FUNDS		$7,882,034

MONEY MARKET FUND—2.2%
MTB Prime Money Market Fund, Corporate Shares, 0.04% (2) (Cost $543,435)	543,435	$543,435

TOTAL MUTUAL FUNDS—100.1% (Cost $20,202,896)		$24,563,457
OTHER ASSETS LESS LIABILITIES—(0.1)%		(41,585)

TOTAL NET ASSETS—100.0%		$24,521,872

The categories of investments are shown as a percentage of total net assets at March 31, 2011.

(1)	Affiliated companies. See Note 1.
(2)	7-Day net yield.

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation of investments was $4,360,561. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $4,360,561 and unrealized depreciation from investments for those securities having an excess of cost over value of $0.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Mutual Funds	$24,563,457	$—	$—	$24,563,457

Total	$24,563,457	$—	$—	$24,563,457

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2011

NOTE 1 - Other Affiliated Parties and Transactions

Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the Advisor) or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended March 31, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value at 3/31/2011	Dividend Income
MTB International Equity Fund	579,243	1,255	19,096	561,402	$5,282,796	$—
MTB Large Cap Growth Fund	454,347	8,425	25,781	436,991	4,050,903	—
MTB Large Cap Value Fund	443,172	—	18,822	424,350	4,761,214	—
MTB Mid Cap Growth Fund	83,238	—	4,835	78,403	1,267,781	—
MTB Small Cap Growth Fund	44,368	238	2,217	42,389	775,294	—
MTB Income Fund	249,828	1,621	34,517	216,932	2,145,461	23,962
MTB Intermediate-Term Bond Fund	256,431	1,432	56,310	201,553	2,146,536	22,309
MTB Short Duration Government Bond Fund	24,971	931	1,629	24,273	238,842	1,455
MTB Short-Term Corporate Bond Fund	264,779	82,011	19,844	326,946	3,351,195	11,422
MTB Prime Money Market Fund	675,707	1,999,746	2,132,018	543,435	543,435	57

TOTAL	3,076,084	2,095,659	2,315,069	2,856,674	$24,563,457	$59,205

NOTE 2 - Investment Valuation

Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (NAV);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the Trustees).

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of March 31, 2011, based on the valuation input Levels on December 31, 2010.

NOTE 3 - Subsequent Events

On April 1, 2011, the Class B Shares of the MTB International Equity Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB Mid Cap Growth Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Strategic Allocation Fund, MTB Small Cap Growth Fund, MTB Short-Term Corporate Bond Fund, MTB Short Duration Government Bond Fund and MTB U.S. Government Bond Fund, each a series of the Trust (the “Funds”) converted into Class A Shares of the same Fund, and Class B Shares of the MTB Money Market Fund converted into Class A2 Shares of that Fund, and Class B Shares terminated immediately after the conversion. Class B shareholders did not incur any transaction costs in connection with the conversion, and the conversion was tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A Shares or Class A2 Shares, as applicable.

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 6, 2011

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	May 6, 2011

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	May 6, 2011